Property and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property and equipment
Summary of the Estimated Useful Lives and Depreciation Method

		Other
Cost	Office	facilities and	Work in
in €‘000	buildings	equipment	progress	Total
Balance as of January 1, 2023	47,866	38,212	473	86,551
Additions	40,693	9,621	1,020	51,334
Additions through business combinations	—	6	—	6
Transfers in/(out)	302	774	(1,076)	—
Disposals	(3,440)	(388)	—	(3,828)
Translation adjustments	(682)	(631)	15	(1,298)
Balance as of December 31, 2023	84,739	47,594	432	132,765
Additions	3,865	5,622	—	9,487
Additions through business combinations	—	—	—	—
Transfers in/(out)	337	68	(405)	—
Disposals	(6,407)	(3,310)	—	(9,717)
Translation adjustments	676	933	(12)	1,597
Balance as of December 31, 2024	83,210	50,907	15	134,132

Accumulated depreciation
in €‘000
Balance as of January 1, 2023	(24,498)	(24,166)	—	(48,664)
Depreciation	(8,107)	(6,489)	—	(14,596)
Disposals	2,129	388	—	2,517
Translation adjustments	396	344	—	740
Balance as of December 31, 2023	(30,080)	(29,923)	—	(60,003)
Depreciation	(9,615)	(6,947)	—	(16,562)
Disposals	6,407	3,310	—	9,717
Translation adjustments	(453)	(591)	—	(1,044)
Balance as of December 31, 2024	(33,741)	(34,151)	—	(67,892)

Carrying amount
As of January 1, 2023	23,368	14,046	473	37,887
As of December 31, 2023	54,659	17,671	432	72,762
As of December 31, 2024	49,469	16,756	15	66,240